ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2025
	HK$	HK$

Accrued marketing expenses	422,374	-
Accrued professional expenses	117,783	913,972
Accrued data and IT service expenses	39,119	7,780
Accrued trading-related expenses	4,866	113
Accrued payroll and related payments	33,666	348,354
Accrued utilities and office expenses	3,247	7,130
Others	5,553	376
	626,608	1,277,725